Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.

Commitments and Contingencies
a)

Various

claims, suits,

and complaints,

including those

involving government

regulations and

product
liability,

arise

in

the

ordinary

course

of

the

shipping

business.

In

addition,

losses

may

arise

from
disputes with

charterers, agents, insurance

and other

claims with

suppliers relating to

the operations
of

the

Company’s

vessels.

The

Company

accrues for

the

cost

of

environmental and

other

liabilities
when management becomes

aware that

a liability is

probable and is

able to

reasonably estimate the
probable exposure.

The Company’s

vessels are

covered for

pollution in

the amount

of $
1

billion per
vessel per incident, by the P&I Association in which the Company’s vessels are entered.

b)

Pursuant

to

the

sale

and

lease

back

agreements

signed

between

the

Company

and

its
counterparties,

the

Company

has

purchase

obligations

to

repurchase

the

vessels
Florida,

Santa
Barbara, New

Orleans
and

DSI Andromeda
upon expiration

of their

lease contracts,

as described

in
Note 9.
c)

On March

30, 2023,

the Company

entered into

a

corporate guarantee

with Nordea

under which

the
Company

guarantees

the

performance

by

Bergen

of

all

of

its

obligations

under

the

loan

until

the
maturity of the

loan on March 30,

2028 (Note 4 (b)).

The Company considers the

likelihood of having
to make any

payments under the

guarantee to be

remote, as the

loan is also

secured by an

account
pledge

by

Bergen,

first

preferred

mortgage

on

the

vessel,

a

first

priority

general

assignment

of

the
earnings,

insurances

and

requisition

compensation

of

the

vessel,

a

charter

party

assignment,

a
partnership interests

security deed,

and a

manager’s undertaking. Accordingly,

as of

June 30,

2024,
the Company did not record a provision for losses under the guarantee of Bergen’s loan amounting to
$ 14,155

on that date.
d)

As

of

June

30,

2024,

the

Company

had

total

obligations

under

shipbuilding

contracts

amounting

to
$ 75,900

(Note 6).
e)

As of June

30, 2024, the

Company’s vessels,

owned and chartered-in,

were fixed under

time charter
agreements, considered operating

leases. The minimum

contractual gross charter

revenue expected
to

be

generated from

fixed

and

non-cancelable time

charter

contracts

existing

as

of

June

30,

2024
and until their expiration was as follows:

Period Amount
Year 1 $ 125,272
Year 2 21,070
Year 3 5,491

Total
$ 151,833